Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	38,000,000
Proposed Maximum Offering Price per Unit	47.74
Maximum Aggregate Offering Price	$ 1,814,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 250,529.97
Offering Note	(a) Covers common stock, par value $0.01 per share, of The Carlyle Group Inc. ("Common Stock") under The Carlyle Group Inc. Amended and Restated 2012 Equity Incentive Plan (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, an indeterminate number of additional shares of Common Stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions. (b) Calculated pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act based on a price of $47.74 per share of Common Stock, which is the average of the high and low price per share of Common Stock as reported by the Nasdaq Global Select Market on August 3, 2026.